Taxes - Schedule of Reconciliation of Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Impact of favorite income tax holiday			(24.10%)
Change in valuation allowance	(25.00%)	(25.00%)
Effective tax rate	0.00%	0.00%	0.90%